Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Schedule of inventories

As at December 31	2020	2019
Finished commercial product available-for-sale	$4,032	$5,273
Finished retail pharmacy product available for sale	216	—
Unfinished product and packaging materials	891	1,055

	$5,139	$6,328